Selling, general and administrative expenses - Narrative (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Other long-term employee benefits	SFr 377.9	SFr 285.7	SFr 206.6
Selling, general and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortisation expense	115.9	95.1	57.1
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	SFr 11.4	SFr 9.4	SFr 7.7